Contract assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract assets
21.	Contract assets

Current contract assets:

	31 December 2018	31 December 2017
Contract assets	711,928	—

	711,928	—

Non-current contract assets:

	31 December 2018	31 December 2017
Contract assets	3,513	—

	3,513	—

The contract assets represents contract assets from subscribers. Due to the high volume of subscribers, there are different billing cycles. Accordingly, an accrual is made at the end of each reporting period to accrue revenue for services rendered but not billed. Contracted receivables related to handset campaigns, which will be billed after one year is presented under long term contract assets.